Share Capital (Tables)	3 Months Ended
Mar. 31, 2025
Share Capital
Schedule of Weighted Average Assumptions Were Used for the Black-Scholes Valuation of Stock Options Granted	The fair value was determined using the Black-Scholes option-pricing model using the following weighted average assumptions:

Three months ended March 31,
2025
Expected stock price volatility	113%
Risk-free interest rate	4.00%
Dividend yield	—
Expected life of options	5 years
Stock price on date of grant	$1.33
Forfeiture rate	—

Summary of Stock Option Transactions

The following table summarizes the option activity for the three months ended March 31, 2025:

	Number of options	Weighted average exercise price
Balance at December 31, 2024	10,647,246	$2.80
Options granted	2,156,452	1.33
Options expired	(525,000)	5.83
Balance at March 31, 2025	12,278,698	$2.42

Summary of Stock Options Outstanding and Exercisable

The following table summarizes options outstanding and exercisable at March 31, 2025:

	Options Outstanding			Options Exercisable
Exercise Price	Number of Shares	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$1.06	450,000	(1)	$1.06	450,000	$1.06
$2.66	800,000	0.80	$2.66	800,000	$2.66
$4.78	200,000	1.30	$4.78	200,000	$4.78
$4.94	200,000	1.93	$4.94	200,000	$4.94
$6.52	170,000	1.96	$6.52	170,000	$6.52
$7.45	100,000	2.03	$7.45	100,000	$7.45
$3.77	3,225,000	3.03	$3.77	3,225,000	$3.77
$3.85	200,000	3.15	$3.85	200,000	$3.85
$2.97	750,000	3.48	$2.97	416,666	$2.97
$1.07	100,000	4.05	$1.07	25,000	$1.07
$1.13	1,063,394	4.36	$1.13	—	$1.13
$1.36	2,000,000	4.42	$1.36	666,667	$1.36
$1.42	863,852	4.72	$1.42	300,000	$1.42
$1.35	1,598,853	4.99	$1.35	300,000	$1.35
$1.27	557,599	5.00	$1.27	—	$1.27
	12,278,698	3.55	$2.42	7,053,333	$3.17
(1)
Options expired on September 4, 2023, however, due to black-out of insider share transactions, these options will remain eligible for exercise for a period of 10 business days subsequent to the lifting of the black-out.

Summary of RSU and DSU Activity

The following table summarizes the RSU activity for the three months ended March 31, 2025:

	Number of RSUs	Weighted average grant date fair value
Balance at December 31, 2024	1,780,614	$1.18
Granted	1,463,192	1.32
Forfeited	(35,354)	1.13
Balance at March 31, 2025	3,208,452	$1.26

The following table summarizes the DSU activity for the three months ended March 31, 2025:

	Number of DSUs	Weighted average grant date fair value
Balance at December 31, 2024	2,425,609	$3.09
Granted	501,856	1.35
Conversion of DSUs to common shares	(633,071)	3.74
Balance at March 31, 2025	2,294,394	$2.53

Summary of Share-based Compensation Recorded for Each Type of Award	Share-based compensation recorded for each type of award is as follows (in thousands):

	Three months ended March 31,
	2025	2024
Options	$888	$810
RSUs	344	—
DSUs	188	1,871
Total	$1,420	$2,681